BUSINESS COMBINATIONS (Details Narrative) - USD ($)	Dec. 30, 2022	Aug. 30, 2021	Feb. 12, 2020	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Business Acquisition [Line Items]
Estimated useful lives	3 years
Contingent consideration liability						$ 12,098,475
Customer Relationships [Member]
Business Acquisition [Line Items]
Estimated useful lives					3 years
Bailey [Member]
Business Acquisition [Line Items]
Aggregate principal amount				$ 3,500,000	$ 3,500,000
Bailey [Member] | Promissory Note Payable [Member]
Business Acquisition [Line Items]
Aggregate principal amount						3,500,000
Acquisitions 2022 [Member]
Business Acquisition [Line Items]
Cash	$ 7,500,000
Consideration in promissory notes	5,500,000
Common stock	$ 1,000,000
Percentage of equity acquired	8.00%
Number of shares of common stock issued	1,818
Business acquisition, equity interest fair value	$ 1,000,000
Previous Acquisitions [Member]
Business Acquisition [Line Items]
Business acquisition interest acquired			100.00%
Sale parent stock gross proceeds does not exceed			$ 11,000,000
Previous Acquisitions [Member] | Bailey [Member]
Business Acquisition [Line Items]
Price of acquisition			15,500,000
Contingent consideration liability					$ 0	$ 10,698,475
Previous Acquisitions [Member] | Bailey [Member] | Promissory Note Payable [Member]
Business Acquisition [Line Items]
Aggregate principal amount			$ 4,500,000
Previous Acquisitions [Member] | Series B Preferred Stock [Member] | Preferred Stock [Member]
Business Acquisition [Line Items]
Conversion of preferred shares into common stock			20,754,717
Stateside [Member]
Business Acquisition [Line Items]
Cash		$ 5,000,000
Common stock		$ 3,403,196
Percentage of equity acquired		100.00%
Number of shares of common stock issued		22,031
Cash held in escrow		$ 375,000
Value of shares held in escrow		$ 375,000
Value of shares held in escrow		1,652
Stateside [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Estimated useful lives		3 years